Nature of Business - (Tables)	12 Months Ended
Dec. 31, 2019
General Information
Schedule of shares issued and outstanding following the business combination

	Class A Common Stock	Class B Common Stock
Total shares outstanding prior to the Business Combination	31,250,000	—
Less: redemption of public shares	(20,840,035)	—
Add: shares issued in private placement	12,500,000	—
Add: shares issued in connection with the Business Combination	17,386,201	32,113,799
Total shares outstanding at the closing date of the Business Combination	40,296,166	32,113,799